Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
Description of Segments
Our consolidated financial statements reflect three reportable segments: Fuel Distribution, Pipeline Systems and Terminals.
Fuel Distribution. Our Fuel Distribution segment supplies motor fuel to independently-operated dealer stations, distributors, commission agents and other consumers. Also included in our Fuel Distribution segment is lease income from properties that we lease or sublease, as well as the Partnership’s credit card services, franchise royalties and retail operations in Hawaii and New Jersey.
Pipeline Systems. Our Pipeline Systems segment includes our investments in the J.C. Nolan Terminal and the J.C. Nolan Pipeline.
Terminals. Our Terminals segment is composed of four transmix processing facilities and 42 refined product terminals.
Segment Operating Results
We report Adjusted EBITDA by segment as a measure of segment performance. We define Adjusted EBITDA as net income before net interest expense, income tax expense, depreciation, amortization and accretion expense, non-cash compensation expense, gains and losses on disposal of assets and impairment charges, unrealized gains and losses on commodity derivatives, inventory adjustments and certain other operating expenses reflected in net income that we do not believe are indicative of ongoing core operations.
The following tables present financial information by segment for the years ended December 31, 2023, 2022 and 2021.

	Year Ended December 31,
	2023	2022	2021
Revenues:
Fuel Distribution
Revenues from external customers	$22,955	$25,629	$17,537
Intersegment revenues	31	31	21
	22,986	25,660	17,558
Pipeline Systems
Revenues from external customers	1	—	—
Intersegment revenues	—	—	—
	1	—	—
Terminals
Revenues from external customers	112	100	59
Intersegment revenues	373	436	239
	485	536	298
Eliminations	(404)	(467)	(260)
Total	$23,068	$25,729	$17,596

	Year Ended December 31,
	2023	2022	2021
Segment Adjusted EBITDA:
Fuel Distribution	$865	$838	$701
Pipeline Systems	11	10	9
Terminals	88	71	44
Total	$964	$919	$754

	Year Ended December 31,
	2023	2022	2021
Reconciliation of net income to Adjusted EBITDA:
Net income	$394	$475	$524
Depreciation, amortization and accretion	187	193	177
Interest expense, net	217	182	163
Non-cash unit-based compensation expense	17	14	16
Gain on disposal of assets	(7)	(13)	(14)
Loss on extinguishment of debt	—	—	36
Unrealized (gains) losses on commodity derivatives	(21)	21	(14)
Inventory valuation adjustments	114	(5)	(190)
Equity in earnings of unconsolidated affiliates	(5)	(4)	(4)
Adjusted EBITDA related to unconsolidated affiliates	10	10	9
Other non-cash adjustments	22	20	21
Income tax expense	36	26	30
Adjusted EBITDA (consolidated)	$964	$919	$754

	December 31, 2023	December 31, 2022	December 31, 2021
Assets:
Fuel Distribution	$6,047	$6,022	$5,075
Pipeline Systems	49	53	47
Terminals	672	643	639
Total segment assets	6,768	6,718	5,761
Other partnership assets	58	112	54
Total assets	$6,826	$6,830	$5,815